Related Party Transactions (Details) € in Millions		12 Months Ended
	Aug. 10, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Related Party Transactions
Monthly advances on account of the vessels' operating expenses			$ 17,970,000		$ 34,007,000
Manager
Related Party Transactions
Daily management fees	$ 850
Daily vessel management fees for vessels on bareboat charter	425
Daily vessel management fees for vessels on time charter	$ 850
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)	0.50%
Management fees incurred shown under General and administrative expenses			16,800,000		16,900,000		$ 17,100,000
Management commissions incurred shown under Voyage expenses			5,400,000		5,300,000		6,300,000
Executive officers compensation		€ 2.7	3,200,000	€ 1.5	1,800,000	€ 1.5	1,700,000
Due to executive officers shown under accounts payable			600,000
The Swedish Club
Related Party Transactions
Premiums paid			$ 3,900,000		$ 4,600,000		$ 5,600,000